John Hancock Diversified Real Assets Fund Investment Objectives and Goals - Class NAV [Member] - John Hancock Diversified Real Assets Fund	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	John Hancock Diversified Real Assets Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	To seek a long-term total return in excess of inflation.